Lease Intangibles - Schedule of Lease Intangibles and Value of Assumed Lease Obligations (Detail) (USD $)	Sep. 30, 2014	Sep. 30, 2014 Above Market Leases [Member]	Sep. 30, 2014 In Place Leases [Member]	Sep. 30, 2014 Leasing Commissions [Member]	Sep. 30, 2014 Above Market and In Place Leases and Leasing Commissions [Member]	Sep. 30, 2014 Below Market Leases [Member]	Sep. 30, 2014 Below Market Ground Lease [Member]	Sep. 30, 2014 Total of Below Market and Below Market Ground Leases [Member]	Dec. 31, 2013 Predecessor [Member]	Dec. 31, 2013 Predecessor [Member] Above Market Leases [Member]	Dec. 31, 2012 Predecessor [Member] Above Market Leases [Member]	Dec. 31, 2013 Predecessor [Member] In Place Leases [Member]	Dec. 31, 2012 Predecessor [Member] In Place Leases [Member]	Dec. 31, 2013 Predecessor [Member] In Place Leases [Member] Scenario, Previously Reported [Member]	Dec. 31, 2013 Predecessor [Member] Leasing Commissions [Member]	Dec. 31, 2012 Predecessor [Member] Leasing Commissions [Member]	Dec. 31, 2013 Predecessor [Member] Above Market and In Place Leases and Leasing Commissions [Member]	Dec. 31, 2012 Predecessor [Member] Above Market and In Place Leases and Leasing Commissions [Member]	Dec. 31, 2013 Predecessor [Member] Above Market and In Place Leases and Leasing Commissions [Member] Scenario, Previously Reported [Member]	Dec. 31, 2013 Predecessor [Member] Below Market Leases [Member]	Dec. 31, 2012 Predecessor [Member] Below Market Leases [Member]	Dec. 31, 2013 Predecessor [Member] Below Market Ground Lease [Member]	Dec. 31, 2012 Predecessor [Member] Below Market Ground Lease [Member]	Dec. 31, 2013 Predecessor [Member] Total of Below Market and Below Market Ground Leases [Member]	Dec. 31, 2012 Predecessor [Member] Total of Below Market and Below Market Ground Leases [Member]
Finite-Lived Intangible Assets [Line Items]
Cost		$ 6,980,813	$ 22,370,372	$ 12,535,456	$ 41,886,641	$ (746,219)	$ (138,218)	$ (884,437)		$ 3,043,030	$ 1,839,335	$ 14,885,115	$ 6,027,484	$ 15,731,887	$ 5,447,198	$ 1,735,686	$ 23,375,343	$ 9,602,505	$ 24,222,115	$ (168,904)	$ (150,968)	$ (138,218)	$ (138,218)	$ (307,122)	$ (289,186)
Accumulated Amortization		(3,131,678)	(8,604,160)	(3,155,524)	(14,891,362)	215,986	19,217	235,203		(1,306,326)	(765,985)	(6,536,311)	(3,902,265)	(6,733,891)	(1,781,143)	(931,966)	(9,623,780)	(5,600,216)	(9,821,360)	123,567	108,469	16,209	12,199	139,776	120,668
Total	$ 26,995,279	$ 3,849,135	$ 13,766,212	$ 9,379,932	$ 26,995,279	$ (530,233)	$ (119,001)	$ (649,234)	$ 13,751,563	$ 1,736,704	$ 1,073,350	$ 8,348,804	$ 2,125,219	$ 8,997,996	$ 3,666,055	$ 803,720	$ 13,751,563	$ 4,002,289	$ 14,400,755	$ (45,337)	$ (42,499)	$ (122,009)	$ (126,019)	$ (167,346)	$ (168,518)